Warrants (Tables)	6 Months Ended
Jun. 30, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule of fair value of the outstanding warrants
	June 30, 2019	December 31, 2018
Market price per share (USD/share)	$1.23	$1.13
Exercise price (USD/share)	2.20	2.20
Risk free rate	1.86%	2.6%
Dividend yield	0%	0%
Expected term/Contractual life (years)	6.8.	7.3
Expected volatility	262.47%	256.20%

Schedule of reconciliation of the beginning and ending balances of warrants liability
	Six months ended June 30,
	2019	2018

Beginning balance	$1,129,246	$1,729,111
Fair value change of the issued warrants included in earnings	99,821	110,018
Ending balance	$1,229,067	$1,839,129

Schedule of of the warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2019	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of June 30, 2019	1,000,000	$2.20